Intangible Assets/Liabilities Other Than Goodwill (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade name
Acquired Finite Lived Intangible Assets [Line Items]
Acquisition Cost	$ 90,000	$ 90,000
Accumulated Amortization	(43,175)	(40,357)
Net Book Value	46,825	49,643
Port terminal operating rights
Acquired Finite Lived Intangible Assets [Line Items]
Acquisition Cost	53,152	53,152
Accumulated Amortization	(13,835)	(12,837)
Net Book Value	39,317	40,315
Customer relationships
Acquired Finite Lived Intangible Assets [Line Items]
Acquisition Cost	35,490	35,490
Accumulated Amortization	(23,069)	(21,294)
Net Book Value	12,421	14,196
Favorable lease terms – Navios Containers
Acquired Finite Lived Intangible Assets [Line Items]
Acquisition Cost		31,342
Accumulated Amortization		(16,855)
Net Book Value		14,487
Navios Containers deconsolidation
Acquired Finite Lived Intangible Assets [Line Items]
Acquisition Cost		(31,342)
Accumulated Amortization		16,855
Net Book Value		(14,487)
Total Intangible assets
Acquired Finite Lived Intangible Assets [Line Items]
Acquisition Cost	178,642	178,642
Accumulated Amortization	(80,079)	(74,488)
Net Book Value	$ 98,563	$ 104,154